13F-HR
03/31/2006
0001353316
z$ykdx6m
NONE
1
Catherine Green
212-984-2497
catherine_green@tigerfund.com
13F-HR
Form 13F Holdings Report
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2006

Check here if Amendment [  ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Hound Partners, LLC
Address:  101 Park Avenue, 48th Floor
          New York, NY 10178

13 File Number: 00-00000

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jonathan Auerbach
Title:     Managing Member
Phone:     212-984-2500
Signature, Place and Date of Signing:

    Jonathan Auerbach  MAY 14, 2006

Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    38

Form 13F Information Table Value Total:    189,808

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ACCO BRANDS CORP		COMMON STOCK	00081T108	6542	294675	SH	SOLE	01	   294675	0	0
D ADOLOR CORP			COMMON STOCK	00724X102	9754	409849	SH	SOLE	01	   409849	0	0
D AFC ENTERPRISES INC		COMMON STOCK	00104Q107	6832	491534	SH	SOLE	01	   491534	0	0
D AMARIN CORP PLC		SPONSORED ADR	23111107	3752   1183565	SH	SOLE	01	  1183565	0	0
D AMERICAN TOWER CORP		COMMON STOCK	29912201	9547	314876	SH	SOLE	01	   314876	0	0
D AUDIBLE INC			COMMON STOCK	05069A302	1577	150000	SH	SOLE	01	   150000	0	0
D CAPSTONE TURBINE CORP		COMMON STOCK	14067D102	1911	525000	SH	SOLE	01	   525000	0	0
D CHARLES & COLVARD LTD		COMMON STOCK	159765106	1421	131249	SH	SOLE	01	   131249	0	0
D CROCS INC			COMMON STOCK	227046109	6288	250000	SH	SOLE	01	   250000	0	0
D DESARROLLADORA HOMEX S A DE	SPONSORED ADR	25030W100	9936	281220	SH	SOLE	01	   281220	0	0
D DOLLAR THRIFTY AUTOMOTIVE GP	COMMON STOCK	256743105      21860	481500	SH	SOLE	01	   481500	0	0
D DRYSHIPS INC			COMMON STOCK	Y2109Q101	 112	 10567	SH	SOLE	01	    10567	0	0
D FORTUNET INC			COMMON STOCK	34969Q100	3588	250000	SH	SOLE	01	   250000	0	0
D HARRIS INTERACTIVE INC	COMMON STOCK	414549105	3888	691864	SH	SOLE	01	   691864	0	0
D HOUSEVALUES INC		COMMON STOCK	44183Y102	 288     35000	SH	SOLE	01	    35000	0	0
D IMAX CORP			COMMON STOCK	45245E109	2284	225000	SH	SOLE	01	   225000	0	0
D IROBOT CORP			COMMON STOCK	462726100	1807	 65000	SH	SOLE	01	    65000	0	0
D KFX INC			COMMON STOCK	48245L107	2165	118940	SH	SOLE	01	   118940	0	0
D LAMSON & SESSIONS CO		COMMON STOCK	513696104	5566	200000	SH	SOLE	01	   200000	0	0
D MERCER INS GROUP INC		COMMON STOCK	587902107      14861   1596237	SH	SOLE	01        1596237	0	0
D NETFLIX COM INC		COMMON STOCK	64110L106	 725	 25000	SH	SOLE	01	    25000	0	0
D NUTRI SYS INC NEW		COMMON STOCK	67069D108	4752	100000	SH	SOLE	01  	   100000	0	0
D OYO GEOSPACE CORP		COMMON STOCK	671074102	6100	103407	SH	SOLE	01	   103407	0	0
D PARLUX FRAGRANCES INC		COMMON STOCK	701645103	2490	 77200	SH	SOLE	01	    77200	0	0
D PETROLEUM GEO SVCS ASA NEW	SPONSORED ADR	716599105      12857	275930	SH	SOLE	01	   275930	0	0
D PW EAGLE INC			COMMON STOCK	69366Y108	4152	149367	SH	SOLE	01	   149367	0	0
D ROYAL GOLD INC		COMMON STOCK	780287108	 905	 25000	SH	SOLE	01	    25000	0	0
D STREETTRACKS GOLD TR		GOLD SHS	863307104	5120	 88130	SH	SOLE	01	    88130	0	0
D TASER INTL INC		COMMON STOCK	87651B104	4130	390000	SH	SOLE	01	   390000	0	0
D TRADESTATION GROUP INC	COMMON STOCK	89267P105	2764	200000	SH	SOLE	01	   200000	0	0
D TRAFFIC COM INC		COMMON STOCK	892717109	2088	250000	SH	SOLE	01	   250000	0	0
D BANCORP INC DEL		COMMON STOCK	05969A105	1866	 76000	SH	SOLE	01	    76000	0	0
D TRAILER BRIDGE		COMMON STOCK	892782103	3544	386865	SH	SOLE	01	   386865	0	0
D TREX INC			COMMON STOCK	89531P105	9334	294446	SH	SOLE	01	   294446	0	0
D TRUE RELIGION APPAREL INC	COMMON STOCK	89784N104	3064	165880	SH	SOLE	01	   165880	0	0
D TURBOCHEF TECHNOLOGIES INC	COMMON STOCK	900006206	  71	  5800	SH	SOLE	01	     5800       0	0
D VIAD CORP			COMMON STOCK	92552R406	6036	176070	SH	SOLE	01	   176070	0	0
D XERIUM TECHNOLOGIES INC	COMMON STOCK	98416J100	5831	621000	SH	SOLE	01	   621000	0	0





S REPORT SUMMARY                 38 DATA RECORDS               189,808        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



13F: Report Creation

NOTE: The 13F-HR File ends on the line labled TABLE. All information following this line is informational and should not be included in the SEC Filing.

Period                       03/31/2006
Client                       Hound Partners, LLC
Use Adjustments              No
Combine Funds                No
Report Data Records                            41
               Total Records                   38
               Total Omitted                    3
Report Market Value x($1000)                189,808
Other Managers Included                         0

Omitted Records (positions with quantity less than 10,000 and market value less than $200,000)

                     Omitted Records
#   Cusip          Desciption        			Quantity  Market Value
084670207	   BERKSHIRE CL B			     2	   6,024
45678T201	   INFOSPACE INC		 	     1 	      28
736187204	   PORTALPLAYER	INC	 		     5	     111


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